SUBSEQUENT EVENT (Details) $ / shares in Units, $ in Thousands												2 Months Ended	12 Months Ended
	Feb. 20, 2024 CAD ($) $ / shares shares	Feb. 09, 2024 USD ($) shares $ / oz	Feb. 09, 2024 CAD ($) shares $ / shares $ / oz	Jan. 12, 2024 USD ($) shares	Jan. 12, 2024 $ / shares	Oct. 16, 2023 USD ($)	Oct. 16, 2023 CAD ($) $ / shares	Aug. 01, 2023 CAD ($) shares	Jan. 16, 2023 USD ($)	Jan. 16, 2023 CAD ($) $ / shares	Apr. 15, 2021 $ / oz	Mar. 12, 2024 $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Shares issued (in shares)								13,629,800
Equity issuance (in dollar per share) | (per share)							$ 2.057	$ 2.70		$ 3.8945
Proceeds from shares issued in equity financing						$ 10,000	$ 13,600,000		$ 16,000	$ 21,500,000			$ 27,693	$ 0
Hold period													4 months
Osgood Mining Company LLC Acquisition
Disclosure of detailed information about borrowings [line items]
Period for change in price consecutive day											60 days
Contingent price increase per ounce | $ / oz											2,000
Private Placement | Share capital
Disclosure of detailed information about borrowings [line items]
Shares issued (in shares)								13,629,800
Private Placement | Share capital | Key management personnel of entity or parent
Disclosure of detailed information about borrowings [line items]
Related party transactions | $								$ 500,000
Major ordinary share transactions | Osgood Mining Company LLC Acquisition
Disclosure of detailed information about borrowings [line items]
Equity issuance (in dollar per share) | $ / shares			$ 1.80
Proceeds from shares issued in equity financing		$ 2,100	$ 2,900,000
Business acquisition, equity interest issued or issuable (in shares)		1,600,000	1,600,000
Period for change in price consecutive day		60 days	60 days
Contingent price increase per ounce | $ / oz		2,000	2,000
Major ordinary share transactions | Private Placement | Share capital
Disclosure of detailed information about borrowings [line items]
Shares issued (in shares)	12,989,204
Equity issuance (in dollar per share) | $ / shares	$ 1.80
Proceeds from shares issued in equity financing | $	$ 23,400,000
Major ordinary share transactions | Private Placement | Share capital | Key management personnel of entity or parent
Disclosure of detailed information about borrowings [line items]
Related party transactions | $	$ 300,000
Subsequent Event | Silver Purchase Agreement
Disclosure of detailed information about borrowings [line items]
Warrants issued for financing arrangement (in shares)												500,000
Weighted average exercise price of other equity instruments issued in sharebased payment arrangement (In CAD per share) | $ / shares												$ 2.72
Changes To Terms Of An Agreement | Silver Purchase Agreement | Orion
Disclosure of detailed information about borrowings [line items]
Amendment fee | $				$ 200
Warrants issued for financing arrangement (in shares)				500,000
Weighted average exercise price of other equity instruments issued in sharebased payment arrangement (In CAD per share) | $ / shares					$ 2.717
Exercise period of warrants				48 months
Hold period				4 months